Schedule of Stock Options (Details) (Parenthetical)									3 Months Ended		6 Months Ended	9 Months Ended						12 Months Ended
	Feb. 19, 2021 $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 $ / shares	Apr. 20, 2020 USD ($) shares	Apr. 20, 2020 $ / shares	Oct. 24, 2019 USD ($) shares	Oct. 24, 2019 $ / shares	Feb. 19, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 $ / shares	[1]	Sep. 30, 2020 USD ($)	Sep. 30, 2020 $ / shares	[2],[3]	Sep. 30, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Weighted average exercise price, Granted | $ / shares													$ 0.34			$ 0.55
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares						1,575,000
Stock option expiration term						5 years
Weighted average exercise price, Granted | $ / shares							$ 0.60
Fair value of stock option vested						$ 435,069					$ 74,949								$ 309,211
Stock based compensation expense									$ 10,430	$ 45,173		$ 48,189			$ 186,614
Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares				5,957,659
Stock option expiration term				5 years
Weighted average exercise price, Granted | $ / shares					$ 0.55
Fair value of stock option vested				$ 1,536,764							403,456								162,855
Stock based compensation expense									104,890	201,728		427,034			357,409
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares		200,000
Stock option expiration term		3 years
Weighted average exercise price, Granted | $ / shares			$ 0.60
Fair value of stock option vested		$ 52,909									$ 52,909
Stock based compensation expense									6,596	218		32,652			218
Vesting percentage											50.00%							50.00%	50.00%
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares	1,037,977
Stock option expiration term	5 years
Weighted average exercise price, Granted | $ / shares	$ 0.335
Stock based compensation expense									$ 43,941			$ 160,750
Officer [Member] | December Thirty One Two Thousand Twenty One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares	764,706
Officer [Member] | Vest Immediately [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of vested stock option shares | shares	273,271
Fair value of stock option vested								$ 204,213

[1]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vest immediately and the balance of 764,706 stock options shall vest on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $43,941 and $160,750, for the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[2]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $104,890 and $427,034, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $201,728 and $357,409, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[3]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $10,430 and $48,189, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $45,173 and $186,614, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).